Other Current Liabilities	6 Months Ended
Jun. 30, 2016
Other Current Liabilities
Other Current Liabilities

9Other Current Liabilities

Other current liabilities consisted of the following (in thousands):

	As of	As of
	June 30, 2016	December 31,2015
Fair value of swaps	$2,395	$4,538
Other current liabilities	789	790

Total	$3,184	$5,328

In respect of the fair value of swaps, refer to Note 11a, Financial Instruments — Cash Flow Interest Rate Swap Hedges.